FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Short term deposits included in cash and cash equivalents		$ 188,051	$ 27,601
Gross unrealized losses		256,844	307,990
Aggregate unrealized loss position for longer than 12 months		$ 26	$ 69
Recognized other-than-temporary impairment	$ 152